Intangible Assets, Net (Schedule of Goodwill from Cash Generating Units) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	$ 425	$ 459
AIE [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	$ 425	$ 459